Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Company's Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 were as follows:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Deferred tax assets
Tax losses carry forwards	$139,914	$87,718
Inventory related	12,124	18,317
Intangibles assets	38,379	31,890
Provision for employee related obligations	3,568	7,672
Stock-based compensation expense	6,040	6,214
Deferred revenue	3,211	3,344
Depreciation	1,140	1,994
Allowance for doubtful accounts	645	776
Foreign currency losses	587	-
Research and development credit carry forwards	9,998	8,355
Other items	1,560	2,223
Gross deferred tax assets	217,166	168,503
Valuation allowance	(201,376)	(152,115)
Total deferred tax assets	$15,790	$16,388

Deferred tax liabilities
Intangibles assets	$(17,053)	$(28,387)
Foreign currency losses	-	(450)
Depreciation	(2,662)	(1,852)
Total deferred tax liabilities	$(19,715)	$(30,689)
Net deferred tax liabilities	$(3,925)	$(14,301)

Schedule of Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets

The Company’s deferred tax assets and liabilities are classified in the consolidated balance sheets as follows:

	December 31,	December 31,
	2016	2015
	(U.S. $ in thousands)
Deferred tax assets (under "Other non-current assets")	$2,027	$1,739
Deferred tax liabilities	5,952	16,040
Net deferred tax liabilities	$(3,925)	$(14,301)

Schedule of loss before Income Taxes

Loss before income taxes for the years ended December 31, 2016, 2015 and 2014 was as follows:

	2016	2015	2014
	(U.S. $ in thousands)
Domestic	$(11,783)	$(635,721)	$25,903
Foreign	(74,576)	(748,110)	(180,621)
	$(86,359)	$(1,383,831)	$(154,718)

Schedule of Components of Income Taxes

The components of income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
	(U.S. $ in thousands)
Current
Domestic	$6,242	$4,564	$10,650
Foreign	(5,310)	8,304	7,989
	932	12,868	18,639

Deferred
Domestic	(9,851)	(18,607)	(5,177)
Foreign	(527)	(4,581)	(48,710)
	(10,378)	(23,188)	(53,887)
Total income taxes	$(9,446)	$(10,320)	$(35,248)

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory income tax rate and the effective tax rate for the years ended December 31, 2016, 2015, and 2014 is set forth below:

	2016	2015	2014
Statutory tax rate	25.0%	26.5%	26.5%
Approved and Privileged enterprise benefits	7.0	(0.4)	3.7
Goodwill impairment	-	(15.3)	(17.3)
Revaluation of obligations in connection with acquisitions	-	0.2	3.1
Stock compensation expense	(2.4)	(0.4)	(3.7)
Tax contingencies	(4.7)	(0.3)	1.6
Non-deductible acquisition expenses	(0.2)	(0.1)	(0.1)
Earning taxed under foreign law	34.4	1.4	9.6
Valuation allowance	(57.0)	(11.0)	-
Changes to the prior year’s tax assessment	7.9	-	-
Other	0.9	0.1	(0.6)
Effective income tax rate	10.9%	0.7%	22.8%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2016	2015	2014
	(U.S. $ in thousands)
Balance at beginning of year	$13,930	$8,552	$10,346
Additions for tax positions related to the current year	4,039	4,116	2,705
Additions for tax positions related to previous years	129	1,987	734
Reduction of reserve for statute expirations	(98)	(725)	(5,233)
Balance at end of year	$18,000	$13,930	$8,552